DELAWARE INVESTMENTS MUNICIPAL TRUST
(formerly, VOYAGEUR INVESTMENT TRUST)
Delaware Tax-Free Florida Insured Fund

VOYAGEUR INSURED FUNDS
Delaware Tax-Free Arizona Fund
(formerly, Delaware Tax-Free Arizona Insured Fund)
Delaware Tax-Free Minnesota Insured Fund

VOYAGEUR INTERMEDIATE TAX-FREE FUNDS
Delaware Tax-Free Minnesota Intermediate Fund

VOYAGEUR MUTUAL FUNDS
Delaware Minnesota High-Yield Municipal Bond Fund
Delaware Tax-Free California Fund
Delaware Tax-Free Idaho Fund
Delaware Tax-Free New York Fund

VOYAGEUR MUTUAL FUNDS II
Delaware Tax-Free Colorado Fund

VOYAGEUR TAX-FREE FUNDS
Delaware Tax-Free Minnesota Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement to the Funds’ Prospectus
dated December 29, 2006, as amended January 3, 2007

The following is added to the section entitled, “How we manage the Funds The risks of investing in the Funds” on page 37:

Pending Case Regarding Tax-Exempt Securities. The U.S. Supreme Court has recently agreed to review a Kentucky state court decision that could have important consequences for all single-state municipal bond mutual funds (“Single-State Municipal Bond Funds”), including the Funds. The Kentucky state court held as unconstitutional a Kentucky law that exempted interest earned on Kentucky municipal bonds from Kentucky’s income tax, but taxed interest derived from non-Kentucky municipal bonds. The U.S. Supreme Court is likely to hand down its decision in the spring or early summer of 2008. If the U.S. Supreme Court affirms the Kentucky court’s holding, it could affect the tax status of all Single-State Municipal Bond Funds’ distributions for state tax purposes and could negatively affect the value of securities held by all Single-State Municipal Bond Funds and, therefore, the value of Single-State Municipal Bond Funds’ shares. However, this case does not question nor challenge the tax-exempt status of the Funds’ dividend exemption from the regular federal income tax.

Please keep this Supplement for future reference.

This Supplement is dated June 20, 2007.